Share Based Compensation (Details) - Schedule of Share Based Compensation Expenses ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Total share-based compensation expenses	¥ 2,307	¥ 399	¥ 9,771	$ 1,374	¥ 15,806	¥ 16,045
Selling and Marketing Expense [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Selling and marketing expenses	12	2
General and Administrative Expense [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
General and administrative expenses	2,273	4
Research and Development Expense [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Research and development expenses	¥ 22	¥ 393